COMMITMENTS AND CONTINGENCIES (Details 2)			12 Months Ended		0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Net revenue Geographic concentration America	Dec. 31, 2012 Net revenue Geographic concentration Europe	Jun. 02, 2010 Class Action Lawsuits Filed in New York item	Dec. 31, 2012 Countervailing and anti-dumping duties	Dec. 31, 2011 Purchase commitment Deutsche Solar AG EUR (€)	Dec. 31, 2012 Purchase commitment Deutsche Solar AG USD ($)	Dec. 31, 2011 Purchase commitment Deutsche Solar AG USD ($)	Dec. 31, 2010 Purchase commitment Deutsche Solar AG USD ($)	Dec. 31, 2007 Purchase commitment Deutsche Solar AG	Dec. 31, 2012 Purchase commitment LDK USD ($)	Oct. 31, 2010 Purchase commitment LDK USD ($)	Oct. 31, 2010 Purchase commitment LDK CNY	Apr. 30, 2010 Purchase commitment LDK item	Dec. 31, 2011 Purchase commitment LDK USD ($)	Jul. 31, 2010 Purchase commitment LDK USD ($)
Contingencies
Period of supply agreement											12 years
Amount not accrued due to take-or-pay provision of agreement which are void under the German law										$ 21,143,853
Amount of loss on firm purchase commitments recorded									10,610,419	1,562,002
Amount of damages that plaintiff can claim							148,600,000
Reclassification of provision for accrued losses on firm purchase commitments reserve to loss contingency accrual									27,862,017
Amount of bad debts allowance against the balance of advance payments									17,408,593			9,538,172				9,517,110
Loss contingency accruals	28,461,085	27,862,017							27,862,017
Number of long-term supply purchase agreements terminated by the Company															2
Refund amount of advances asked by the Company under arbitration request																	9,517,110
Forfeiture of advance claimed by counterparty													9,517,110
Compensation claimed by counterparty for losses due to the alleged breach of the agreements													59,832,722	377,000,000
Penalty claimed by counterparty													2,412,354	15,200,000
Arbitration expenses claimed by counterparty													745,925	4,700,000
Non-cash provision related to arbitration decision												$ 30,300,000
Number of lawsuits filed					6
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)						13.94%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)						15.24%
Net revenue (as a percent)			19.60%	50.10%